Right-of-use assets and lease debt - Summary of lease cost recognized expenses (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Depreciation expense of right-of-use assets	$ 26,551,232	$ 28,371,085	$ 23,593,566
Interest expense on lease liabilities	7,301,216	9,134,288	7,940,240
Expense relating to short-term leases	29,833	32,238	1,980,361
Expense relating to leases of low-value assets	685	2,883	25,935
Variable lease payments	68,236	78,494	1,299,502
Total	33,951,202	37,618,988	34,839,604
Other [Member]
Statement [line items]
Depreciation expense of right-of-use assets	19,932,316	22,404,924	18,176,521
Interest expense on lease liabilities	6,212,774	7,081,693	5,654,721
Expense relating to short-term leases	29,833	32,238	1,978,403
Expense relating to leases of low-value assets	685	2,883	25,935
Variable lease payments	68,236	78,494	1,299,502
Total	26,243,844	29,600,232	27,135,082
Related Party [Member]
Statement [line items]
Depreciation expense of right-of-use assets	6,618,916	5,966,161	5,417,045
Interest expense on lease liabilities	1,088,442	2,052,595	2,285,519
Expense relating to short-term leases			1,958
Total	$ 7,707,358	$ 8,018,756	$ 7,704,522